GOODWILL	6 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL	GOODWILL
The following table provides a reconciliation of goodwill for the six months ended June 30, 2026:

(MILLIONS)	Total
Balance, as at December 31, 2025	$6,019
Transfer to assets held for sale	(25)
Foreign exchange and other	46
Balance, as at June 30, 2026	$6,040